Warrant liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Summary of outstanding warrants

The following table summarizes the Company’s outstanding warrants (dollars in thousands):

	Balance at December 31, 2021		Fair Value Adjustments(1)		Balance at March 31, 2022
	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5-Year Private Warrants	9,478,830	$664	—	$5,308	9,478,830	$5,972
Seller Warrants	12,721,901	5	—	13	12,721,901	18
Total	22,200,731	$669	—	$5,321	22,200,731	$5,990

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Warrant liabilities
5-Year Private Warrants	$11.50	5 years	May 29, 2025	9,478,830
Seller Warrants	40.31	7 years	October 22, 2022	12,721,901

The following table summarizes the Company’s outstanding equity classified warrants included in Additional paid-in capital on the Condensed Consolidated Balance Sheets (dollars in thousands):

	Balance at December 31, 2021		Warrant Issuances		Balance at March 31, 2022
	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5-Year Public Warrants	24,811,068	$28,912	—	$—	24,811,068	$28,912
Public Offering Warrants	9,583,334	12,938	—	—	9,583,334	12,938
Private Placement Offering Warrants	—	—	46,816,480	25,604	46,816,480	25,604
Total	34,394,402	$41,850	46,816,480	$25,604	81,210,882	$67,454

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise price	Exercise period	Expiration date	Warrants outstanding
Equity classified warrants
5-Year Public Warrants	11.50	5 years	May 29, 2025	24,811,068
Public Offering Warrants	10.50	5 years	October 6, 2025	9,583,334
Private Placement Offering Warrants	1.068	5 years	March 15, 2027	46,816,480

The following table summarizes the Company’s outstanding warrants included in Warrant liabilities on the Consolidated Balance Sheets (dollars in thousands):

					Transfers to an Unrelated		Balance at
	Balance at January 1, 2021		Fair Value Adjustments(1)		Third Party		December 31, 2021
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5‑Year Private Warrants	9,888,415	$15,326	—	$(14,368)	(409,585)	$(294)	9,478,830	$664
Seller Warrants	12,721,901	63	—	(58)	—	—	12,721,901	5
Total	22,610,316	$15,389	—	$(14,426)	(409,585)	$(294)	22,200,731	$669

					Fair value		Transfers to an		Balance at
	Balance at January 1, 2020		Warrant Issuances		adjustments(1)		Unrelated Third Party		December 31, 2020
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5‑Year Private Warrants	—	$—	10,240,000	$12,185	—	$3,722	(351,585)	$(581)	9,888,415	$15,326
Seller Warrants	12,721,901	18	—	—	—	45	—	—	12,721,901	63
Total	12,721,901	$18	10,240,000	$12,185	—	$3,767	$(351,585)	$(581)	22,610,316	$15,389
(1)

Liability classified warrants are subject to fair value remeasurement at each balance sheet date in accordance with ASC 814-40, Contracts on Entity’s Own Equity. As a result, fair value adjustments related exclusively to the Company’s liability classified warrants. Refer to Note 20 - Fair Value Measurements for further detail on the fair value of the Company’s liability classified warrants.

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Warrant liabilities
5‑Year Private Warrants	$11.50	5 years	May 29, 2025	9,478,830
Seller Warrants	40.31	7 years	October 22, 2022	12,721,901

The following table summarizes the Company’s outstanding warrants included in Additional paid-in capital on the Consolidated Balance Sheets (dollars in thousands):

							Transfers from an		Balance at
	Balance at January 1, 2021		Warrant Issuances		Exercises of warrants		Unrelated Third Party		December 31, 2021
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5-Year Public Warrants	24,401,483	$28,618	—	$—	—	$—	409,585	$294	24,811,068	$28,912
Public Offering Warrants	9,583,334	12,938	—	—	—	—	—	—	9,583,334	12,938
Total	33,984,817	$41,556	—	$—	—	$—	$409,585	$294	33,984,918	$41,850

							Transfers from an		Balance at
	Balance at January 1, 2020		Warrant Issuances		Exercises of warrants		Unrelated Third Party		December 31, 2020
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5‑Year Public Warrants	20,800,000	$25,100	3,249,999	$2,938	(101)	$(1)	351,585	$581	24,401,483	$28,618
Public Offering Warrants	—	—	9,583,334	12,938	—	—	—	$—	9,583,334	$12,938
Total	20,800,000	$25,100	12,833,333	$15,876	(101)	$(1)	$351,585	$581	33,984,817	$41,556

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Equity classified warrants
5‑Year Public Warrants	$11.50	5 years	May 29, 2025	24,811,068
Public Offering Warrants	10.50	5 years	October 6, 2025	9,583,334